RMA Program [Member] Average Annual Total Returns - UBS RMA Government Money Market Fund	12 Months Ended	60 Months Ended	114 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	3.61%	2.75%	1.84%
Performance Inception Date			Jun. 24, 2016